Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows used in operating activities
Loss for the year	$ (10,957,596)	$ (10,740,593)
Items not affecting cash:
Depreciation	307,095	326,078
Share-based compensation	3,693,273	2,478,400
Accretion expenses	219,402	50,204
Gain on lease modification	(45,126)
Unrealized foreign exchange loss (gain)	52,792	(4,073)
Changes in non-cash working capital items
Decrease/(Increase) in receivables	104,342	(72,370)
Decrease/(Increase) in prepaid expenses	(291,003)	7,030
Increase in accounts payable and accrued liabilities	328,841	251,336
Net cash provided by operating activities	(6,587,980)	(7,703,988)
Cash flows used in investing activities
Reclamation bonds		(1,494,330)
Exploration and evaluation assets expenditures	(21,431,135)	(20,516,085)
Net cash provided by investing activities	(21,431,135)	(22,010,415)
Cash flows from financing activities
Proceeds from share issuances	34,509,200	38,353,487
Share issuance costs	(2,281,368)	(1,408,588)
Proceeds from exercise of stock options		1,715,250
Proceeds from deferred revenue		2,594,000
Repayment of lease liabilities	(179,754)	(164,682)
Net cash provided by financing activities	32,048,078	41,089,467
Net change in cash	4,028,963	11,375,064
Cash, beginning of year	18,635,636	7,260,572
Cash, end of year	22,664,599	18,635,636
Non-cash transactions
Exploration and evaluation assets expenditures in accounts payable	734,608	3,028,199
Share issuance costs in accounts payable		68,114
Reclassification of stock options expired	2,749,447	1,071,980
Reclassification of stock options exercised		1,137,027
Reclassification of cancelled restricted share units	67,436
Reclassification of restricted share units vested	998,480	551,612
Capitalization of right-of-use assets and lease liabilities	31,376
Provision for site reclamation	$ 22,015	$ 1,078,871